Bank Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Bank Premises and Equipment
Less: accumulated depreciation	$ (8,512)	$ (6,790)
Total	8,636	9,638
Depreciation	1,700	1,700
Building
Bank Premises and Equipment
Property, Plant and Equipment, Gross	4,141	3,824
Leasehold improvements
Bank Premises and Equipment
Property, Plant and Equipment, Gross	3,156	3,013
Land
Bank Premises and Equipment
Property, Plant and Equipment, Gross	600	600
Land Improvements
Bank Premises and Equipment
Property, Plant and Equipment, Gross	215	215
Furniture, fixtures and equipment
Bank Premises and Equipment
Property, Plant and Equipment, Gross	2,574	2,447
Computer equipment and data processing software
Bank Premises and Equipment
Property, Plant and Equipment, Gross	6,360	6,211
Construction in process
Bank Premises and Equipment
Property, Plant and Equipment, Gross	$ 102	$ 118